DERIVATIVE INSTRUMENTS - Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ (3,621)	$ (5,300)	$ (18,223)
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	4,520	13,335	7,189
Forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	(3,621)	(5,300)	(18,223)
Forward contracts | Cost of revenues, operating expenses and financial expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 4,520	$ 13,335	$ 7,189